CASH AND CASH EQUIVALENTS	12 Months Ended
Dec. 31, 2019
Disclosure of cash and cash equivalents [text block] [Abstract]
Disclosure of cash and cash equivalents [text block]

NOTE 6 - CASH AND CASH EQUIVALENTS

	As of December 31, 2019	As of December 31, 2018
	ThUS$	ThUS$
Cash on hand	4,982	8,974
Bank balances	329,632	331,218
Overnight	350,080	282,164
Total Cash	684,694	622,356
Cash equivalents
Time deposits	165,791	415,633
Mutual funds	222,094	43,653
Total cash equivalents	387,885	459,286
Total cash and cash equivalents	1,072,579	1,081,642

Cash and cash equivalents are denominated in the following currencies:

	As of	As of
	December 31,	December 31,
Currency	2019	2018
	ThUS$	ThUS$
Argentine peso	16,579	17,786
Brazilian real	197,354	131,760
Chilean peso	50,521	415,713
Colombian peso	48,191	10,843
Euro	21,927	20,339
US Dollar	667,785	394,215
Other currencies	70,222	90,986
Total	1,072,579	1,081,642